Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of land use rights

		September 30,	December 31,
	Useful Life	2013	2012
Land use rights	50 years	$4,074,050	$3,967,561
Others		6,222	6,059
		4,080,272	3,973,620
Less: accumulated depreciation		(542,638)	(468,941)
		$3,537,634	$3,504,679

		December 31,
	Useful Life	2012	2011
Land use rights	50 years	$3,967,561	$3,935,583
Others	1 year	6,059	6,010
		3,973,620	3,941,593
Less: accumulated depreciation		(468,941)	(386,450)
		$3,504,679	$3,555,143